Subsequent Events	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events
13.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the condensed consolidated financial statements. There have been no subsequent events that require recognition or disclosure in these condensed consolidated financial statements.

Note 12 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred up to the date that these consolidated financial statements were issued. Except for the matters disclosed below, no additional subsequent events had occurred that would require recognition or disclosure in these consolidated financial statements.

Under the terms of the Note agreement with Hydra, Hydra had the right to accelerate the Note and receive an amount equal to 120% of the Principal Amount because the registration statement on Form S-4 relating to the Business Combination was not declared effective by the SEC on or before February 15, 2023. On March 8, 2023, the Company and Hydra signed a limited waiver letter under the Note, pursuant to which Hydra agreed to waive its acceleration right in consideration of Zura paying to Hydra 125% of the Principal Amount (equal to $10.0 million in the aggregate). The Note was repaid on March 20, 2023, upon the consummation of the Business Combination.

Prior to consummation of the Business Combination in March 2023, the Company granted options to purchase 14,420 Ordinary Shares to certain employees, executives, and directors. In addition, the Company awarded 4,626 restricted stock units (“RSUs”) to a director of the Company. As a result of these transactions and the Company’s contractual commitments under an anti-dilution provision, the Company issued 2,479 Series A-1 convertible preferred shares to an existing shareholder.

On March 20, 2023, the Company consummated the Business Combination pursuant to the terms of the business combination agreement, dates as of June 16, 2022 (as amended on September 20, 2022, November 14, 2022 and January 13, 2023). The Business Combination, together with the PIPE financing, the forward purchase agreement, and the sale of the backstop purchase shares, generated approximately $65.0 million. In connection with the Business Combination, all outstanding Series A-1 Convertible Preferred shares, Ordinary Shares, and options to purchase Ordinary Shares of the Company were converted into common stock, or options to purchase common stock of JATT.